Employee share schemes - Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge (Detail) - Share options and savings-related options - £ / shares
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.57%	3.37%	0.74%
Dividend yield	4.00%	3.30%	3.80%
Volatility	34.00%	36.00%	27.00%
Expected life	3 years	3 years	3 years
Savings-related options grant price discount	20.00%	20.00%	20.00%
Savings related options grant price (in pound per share)	£ 11.20	£ 11.39	£ 12.07